Schedule H, line 4i - Schedule of Assets Held (at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 018
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
A. O. SMITH
RETIREMENT SECURITY PLAN
EIN 39-0619790, Plan 018
Schedule H, line 4i - Schedule of Assets Held (at End of Year)

December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Date	Cost	Current Value
*	Participant Loans	2.38% - 8.50%	$—	$11,712,917

*Denotes a party-in-interest